Stock-based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	1 Months Ended	3 Months Ended	0 Months Ended		3 Months Ended	9 Months Ended
	Sep. 30, 2014	May 31, 2014	Sep. 30, 2014	Sep. 23, 2014 item	Sep. 04, 2013	Sep. 30, 2013	Sep. 30, 2013
Restricted stock
Weighted Average Grant Date Fair Value per Share
Exchangeable ratio of vested performance unit (as a percent)	1.00%
Performance Units Awards
Weighted Average Grant Date Fair Value per Share
Stock-based Compensation expensed recognition period	3 years	3 years
Performance period of shareholder return	3 years	3 years
Assumptions used to determine the grant date fair value and associated compensation expense
Stock Price	17.07		$ 17.07
Beginning Average Stock Price	14.78
Expected Volatility (as a percent)	46.95%
Risk-Free Rate of Return (as a percent)	0.61%
Number of trading days	10 days
Remaining in the performance period	2 years 7 months 13 days
Simulated fair value	21.65		$ 21.65
Expected percentage of performance units earned	126.80%
Performance Units Awards | Minimum
Weighted Average Grant Date Fair Value per Share
Number of shares of common stock issuable upon vesting of the performance unit awards (as a percent)	0.00%	0.00%
Performance Units Awards | Maximum
Weighted Average Grant Date Fair Value per Share
Number of shares of common stock issuable upon vesting of the performance unit awards (as a percent)	200.00%	200.00%
Restricted Stock Unit Awards
Weighted Average Grant Date Fair Value per Share
Stock-based Compensation expensed recognition period	3 years
General and administrative expenses | Performance Units Awards
Weighted Average Grant Date Fair Value per Share
Stock compensation expense	0.6		$ 0.4
General and administrative expenses | Restricted Stock Unit Awards
Weighted Average Grant Date Fair Value per Share
Stock compensation expense	0.6		0.4
Officers and employees | Performance Units Awards
Units/ Awards
Granted (in shares)	201,318
Unvested at the end of the period (in shares)	201,318		201,318
Weighted Average Grant Date Fair Value per Share
Granted (in dollars per share)	21.65
Unvested at the end of the period (in dollars per share)	21.65		$ 21.65
Officers and employees | Restricted Stock Unit Awards
Units/ Awards
Granted (in shares)	303,929
Forfeited (in shares)	(5,368)
Unvested at the end of the period (in shares)	298,561		298,561
Weighted Average Grant Date Fair Value per Share
Granted (in dollars per share)	17.17
Forfeited (in dollars per share)	17.07
Unvested at the end of the period (in dollars per share)	17.18		$ 17.18
Non-employee members of Board Of Directors | Restricted stock
Units/ Awards
Unvested at the beginning of the period (in shares)	26,580
Granted (in shares)	27,430
Vested (in shares)	(26,580)
Unvested at the end of the period (in shares)	27,430		27,430
Weighted Average Grant Date Fair Value per Share
Unvested at the beginning of the period (in dollars per share)	15.05
Granted (in dollars per share)	18.77
Vested (in dollars per share)	15.05
Unvested at the end of the period (in dollars per share)	18.77		$ 18.77
Non-employee members of Board Of Directors | Class A common stock | Restricted stock
Weighted Average Grant Date Fair Value per Share
Number of non-employee members of the Board of Directors to whom awards were granted				5	4
Awards granted to each non-employee director (in shares)				5,486	6,645
Service period from date of grant	1 year
Non-employee members of Board Of Directors | General and administrative expenses | Restricted stock
Weighted Average Grant Date Fair Value per Share
Stock compensation expense	0.3		0.1
Management incentive plan | Management units | JEH | Minimum
Weighted Average Grant Date Fair Value per Share
Service period from date of grant	3 years
Management incentive plan | Management units | JEH | Maximum
Weighted Average Grant Date Fair Value per Share
Service period from date of grant	5 years
Management incentive plan | Management units | JEH | Class B common stock
Units/ Awards
Unvested at the end of the period (in shares)	377,251		377,251
Management incentive plan | Management units | JEH | General and administrative expenses
Weighted Average Grant Date Fair Value per Share
Stock compensation expense	1.2		$ 0.4			$ 9.9	$ 10.4
Management incentive plan | Management units | JEH | Management
Units/ Awards
Unvested at the beginning of the period (in shares)	457,150
Granted (in shares)	4,772
Forfeited (in shares)	(4,772)
Vested (in shares)	(79,899)
Unvested at the end of the period (in shares)	377,251		377,251
Weighted Average Grant Date Fair Value per Share
Unvested at the beginning of the period (in dollars per share)	12.46
Granted (in dollars per share)	15.00
Forfeited (in dollars per share)	15.00
Vested (in dollars per share)	15.00
Unvested at the end of the period (in dollars per share)	11.92		$ 11.92